Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other assets

	2023	2022

Deferred expenses (i)	230,676	157,439
Taxes recoverable	428,742	245,967
Advances to suppliers and employees (ii)	96,395	22,662
Prepaid expenses	81,687	61,744
Judicial deposits (note 24)	3,506	18,864
Other assets	95,203	35,227
Total	936,209	541,903

(i)	Refers to credit card issuance costs, including printing, packing, and shipping costs, among others. The expenses are amortized based on the card’s estimated useful life, adjusted for any cancellations.
(ii)	As of December 31, 2023, it includes cash deposited with new partners that operate automated teller machines (ATMs). There were no transactions with these partners during 2022.